Business Acquisition - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Consolidated interest acquire in subsidiary		100.00%
Other long-term liabilities		$ 16,910	$ 12,765
Shannon Systems
Business Acquisition [Line Items]
Consolidated interest acquire in subsidiary	100.00%
Business acquisition shares issued, shares	1,560
Business acquisition shares issued, value	$ 7,640
Business acquisition, cash paid to acquire interest		37,925
Business acquisition costs		359
Shannon Systems | Other Noncurrent Liabilities
Business Acquisition [Line Items]
Other long-term liabilities		$ 5,735